SUBSEQUENT EVENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 Henan Green [Member] Zhengzhou Company [Member]	Feb. 26, 2013 Henan Green [Member] Zhengzhou Company [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership percentage	100.00%						100.00%
Deposit on acquisition of business					$ 24,076,660
Deposit payment to investing business					11,112,875
Deposit on acquisition of future land use right	24,076,660	12,710,719		24,076,660		12,840,885
Payments For Acquisition Of Future Land Use Rights	11,112,875	10,213,261	2,093,071	11,112,875
Land use right							17,444,274
Cash consideration							43,630,631
Difference							$ 26,186,357